Financial and other investments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of financial assets [abstract]
Schedule of financial assets

	2022	2021
	£m	£m
Non-current
FVOCI debt and other investments	413	416
FVOCI equity investments¹	—	99
FVTPL investments	417	240
	830	755
Current
FVTPL investments	2,292	1,768
Financial assets at amortised cost	853	574
	3,145	2,342
	3,975	3,097
Financial and other investments include the following:
Investments in short-term money market funds	1,936	1,412
Investments held by National Grid Partners	309	136
Investments in Sunrun	109	103
Balances that are restricted or not readily used in operations:
Collateral[2]	806	540
Insurance company and non-qualified plan investments	534	589
Cash surrender value of life insurance policies	234	283
Other investments	47	34
	3,975	3,097
1.    In the year ended 31 March 2022, the Group sold its equity investments which were previously held in relation to non-qualified pension plans in the US.
2.    The collateral balance includes £802 million (2021: £480 million) of collateral placed with counterparties with whom we have entered into a credit support annex to the International Swaps and Derivatives Association (ISDA) Master Agreement and £4 million (2021: £18 million) of restricted amounts allocated for specific projects within the National Grid Electricity System Operator. In the year ended 31 March 2021, £42 million of the balance included collateral paid by operating companies as security deposits. In the current year this collateral has been replaced with letters of credit as permitted under the Connection and Use of System Code.